Trade Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
Schedule of Trade Payables
	December 31,
	2020	2019
	U.S. Dollars in thousands

Open debts mainly in USD	$3,523	$7,847
Open debts in EUR	5,413	11,426
Open debts in NIS	7,174	5,557
Total Trade Payables	$16,110	$24,830